As filed with the Securities and Exchange Commission on February 26, 2016

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22791

DoubleLine Income Solutions Fund

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

c/o DoubleLine Capital LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end:  September 30, 2016

Date of reporting period:  December 31, 2015

Item 1. Schedule of Investments.

DoubleLine Income Solutions Fund

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Bank Loans - 15.0%
7,751,425	Albertson’s Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	5.50%	#	08/25/2021	7,699,142
2,850,000	Alfred Fueling Systems, Inc., Guaranteed Secured 2nd Lien Term Loan	8.50%	#	06/20/2022	2,721,750
2,807,250	Alfred Fueling Systems, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.75%	#	06/18/2021	2,770,994
362,618	Alinta Energy Finance Pty Ltd., Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	6.38%	#	08/13/2018	359,898
5,455,958	Alinta Energy Finance Pty Ltd., Senior Secured 1st Lien Term Loan, Tranche B	6.38%	#	08/13/2019	5,415,038
8,000,000	Allflex Holdings, Inc., Guaranteed Secured 2nd Lien Term Loan	8.00%	#	07/19/2021	7,888,000
5,998,778	American Renal Holdings, Inc., Guaranteed Secured 2nd Lien Delayed-Draw Term Loan	8.50%	#	02/20/2020	5,848,808
2,108,831	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	09/01/2021	2,080,721
6,000,000	Applied Systems, Inc., Secured 2nd Lien Term Loan, Tranche B	7.50%	#	01/24/2022	5,580,000
6,000,000	Asurion LLC, Secured 2nd Lien Term Loan	8.50%	#	03/03/2021	5,163,000
1,990,000	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	08/04/2022	1,824,830
5,946,692	Avaya, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B7	6.25%	#	05/29/2020	4,172,585
6,857,391	BMC Software Finance, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	09/10/2020	5,672,022
8,547,652	Candy Intermediate Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	7.50%	#	06/18/2018	8,515,598
8,000,000	Capital Automotive LP, Guaranteed Secured 2nd Lien Term Loan	6.00%	#	04/30/2020	8,026,680
2,977,444	Compuware Corporation, Senior Secured 1st Lien Term Loan, Tranche B2	6.25%	#	12/15/2021	2,785,145
2,900,000	CSM Bakery Supplies LLC, Secured 2nd Lien Term Loan	8.75%	#	07/02/2021	2,769,500
4,677,775	DI Purchaser, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	12/15/2021	4,350,331
1,435,500	Douglas Dynamics LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	12/31/2021	1,435,500
2,890,475	Eden Financing, Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	04/28/2022	2,876,023
6,063,857	EnergySolutions LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.75%	#	05/29/2020	4,699,489
1,930,163	eResearch Technology, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	05/08/2022	1,896,385
1,571,222	Filtration Group, Inc. Senior Secured 2nd Lien Term Loan, Tranche B	8.25%	#	11/19/2021	1,532,601
5,944,444	Four Seasons Holdings, Inc., Guaranteed Secured 2nd Lien Term Loan	6.25%	#	12/28/2020	5,889,934
2,856,990	Fram Group Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	7.00%	#	07/28/2017	2,153,457
5,700,000	Healogics Inc., Secured 2nd Lien Term Loan	9.00%	#	07/01/2022	4,408,009
5,000,000	Jazz Acquisition, Inc., Secured 2nd Lien Term Loan	7.75%	#	06/17/2022	4,500,000
3,860,325	KC Mergersub, Inc., Senior Secured 1st Lien Term Loan	6.00%	#	08/12/2022	3,783,119
7,980,000	KIK Custom Products, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	08/26/2022	7,770,525
5,970,000	Longview Power LLC, Senior Secured 1st Lien Term Loan, Tranche B	7.00%	#	04/13/2021	5,223,750
6,850,000	Mauser Holding GmbH, Guaranteed Secured 2nd Lien Term Loan	8.75%	#	07/29/2022	6,142,189
6,000,000	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan	8.50%	#	10/11/2021	5,755,020
2,615,000	National Vision, Inc., Secured 2nd Lien Term Loan	6.75%	#	03/11/2022	2,530,012
5,944,469	North American Lifting, Guaranteed Senior Secured 1st Lien Term Loan	5.50%	#	11/27/2020	4,369,185
3,880,000	NVA Holdings, Inc., Secured 2nd Lien Term Loan	8.00%	#	08/12/2022	3,815,340
3,095,000	P2 Upstream Acquisition Company, Guaranteed Secured 2nd Lien Term Loan	9.00%	#	04/30/2021	2,592,062
1,960,000	P2 Upstream Acquisition Company, Guaranteed Senior Secured 1st Lien Term Loan	5.00%	#	10/30/2020	1,783,600
2,108,313	Packaging Coordinators, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	07/30/2021	2,095,136
5,414,523	Performance Food Group, Inc., Guaranteed Senior Secured 2nd Lien Term Loan	6.25%	#	11/14/2019	5,414,523
5,446,143	PGX Holdings, Inc., Senior Secured 1st Lien Term Loan	5.75%	#	09/29/2020	5,414,392
4,760,326	Polyconcept Finance BV, Senior Secured 1st Lien Term Loan, Tranche A1	6.00%	#	06/28/2019	4,730,574
5,800,000	Prime Security Services Borrower LLC, Secured 2nd Lien Term Loan	9.75%	#	07/01/2022	5,539,000
4,500,000	Rack Merger Sub, Inc., Guaranteed Secured 2nd Lien Term Loan, Tranche B	8.25%	#	10/03/2022	4,460,625
5,392,405	RCS Capital Corporation, Guaranteed Senior Secured 1st Lien Term Loan	7.50%	#	04/29/2019	4,556,582
3,308,671	RentPath LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.25%	#	12/17/2021	2,919,902
3,285,000	Rhode Island State Energy Partners, Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	12/16/2022	3,268,575
2,671,575	Sabre Industries, Inc., Guarnateed Senior Secured 1st Lien Term Loan	5.75%	#	02/25/2022	2,613,682
7,920,000	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	6.00%	#	10/01/2021	7,245,374
7,580,000	Sedgwick, Inc., Guaranteed Senior Secured 2nd Lien Term Loan	6.75%	#	02/28/2022	6,897,800
5,850,000	Solenis International LP, Guaranteed Secured 2nd Lien Term Loan	7.75%	#	07/29/2022	4,701,938
4,650,000	SourceHOV LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	7.75%	#	10/31/2019	4,138,500
1,966,969	Surgery Center Holdings, Inc., Guaranteed Secured 2nd Lien Term Loan	8.50%	#	11/03/2021	1,868,621
2,029,500	Surgery Center Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	5.25%	#	11/03/2020	2,010,889
7,460,401	TCH-2 Holdings LLC, Senior Secured 1st Lien Term Loan	5.50%	#	05/06/2021	7,199,287
970,000	Tekni-Plex, Inc., Senior Secured 2nd Lien Term Loan	8.75%	#	06/01/2023	936,050
4,672,342	TPF II Power LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	10/01/2021	4,590,576
3,410,496	Transtar Holding Company, Secured 2nd Lien Term Loan	10.00%	#	10/09/2019	2,847,764
2,350,792	Transtar Holding Company, Senior Secured 1st Lien Term Loan	5.75%	#	10/09/2018	2,015,804
6,722,100	Travelport Finance Luxembourg S.A.R.L., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	09/02/2021	6,595,019
4,837,875	TTM Technologies, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	05/31/2021	4,390,372
5,820,000	TWCC Holding Corporation, Secured 2nd Lien Term Loan	7.00%	#	06/26/2020	5,810,921
4,840,000	US Renal Care, Inc., Senior Secured 2nd Lien Term Loan	9.00%	#	12/29/2023	4,773,450
5,955,000	Veresen Midstream LP, Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	03/31/2022	5,895,450
2,910,000	Wand Intermediate LP, Senior Secured 2nd Lien Term Loan	8.25%	#	09/19/2022	2,789,963
1,650,859	WASH Multifamily Laundry Systems LLC, Senior Secured 2nd Lien Term Loan	8.00%	#	05/15/2023	1,564,189
289,141	WASH Multifamily Laundry Systems LLC, Senior Secured 2nd Lien Term Loan	8.00%	#	05/15/2023	273,961

Total Bank Loans (Cost $292,690,859)					274,359,161

Collateralized Loan Obligations - 8.5%
2,000,000	Adams Mill Ltd., Series 2014-1A-D2	4.57%	#^	07/15/2026	1,876,750
6,000,000	Adams Mill Ltd., Series 2014-1A-E2	6.57%	#^	07/15/2026	5,246,314
2,750,000	Apidos Ltd., Series 2012-11A-D	4.57%	#^	01/17/2023	2,686,479
1,000,000	Apidos Ltd., Series 2014-18A-E	6.32%	#^	07/22/2026	795,247
3,602,857	ARES Ltd., Series 2007-12A-E	6.14%	#^	11/25/2020	3,610,579
3,500,000	ARES Ltd., Series 2012-3A-E	6.07%	#^	01/17/2024	3,057,089
3,000,000	Avalon Capital Ltd., Series 2012-1AR-ER	5.92%	#^	04/17/2023	2,939,662
500,000	Birchwood Park Ltd., Series 2014-1A-E2	6.72%	#^	07/15/2026	455,904
1,500,000	Bluemountain Ltd., Series 2015-2A-F	7.08%	#^	07/19/2027	1,235,053
740,000	BlueMountain Ltd., Series 2012-1A-E	5.82%	#^	07/20/2023	711,125
2,250,000	BlueMountain Ltd., Series 2012-2A-D	4.46%	#^	11/20/2024	2,210,245
7,000,000	BlueMountain Ltd., Series 2012-2A-E	5.46%	#^	11/20/2024	6,594,743
4,500,000	Brookside Mill Ltd., Series 2013-1A-D	3.37%	#^	04/17/2025	4,031,816
6,500,000	Canyon Capital Ltd., Series 2012-1A-D	4.62%	#^	01/15/2024	6,420,446
3,000,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-C2	4.52%	#^	07/27/2026	2,904,193
4,500,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-D2	6.57%	#^	07/27/2026	4,021,753
3,450,000	Cent Ltd., Series 2013-18A-D	3.77%	#^	07/23/2025	3,136,117
8,500,000	Cent Ltd., Series 2013-18A-E	4.92%	#^	07/23/2025	6,227,862
2,000,000	Flatiron Ltd., Series 2012-1X-D	5.82%	#	10/25/2024	1,841,778
1,985,000	Galaxy Ltd., Series 2012-14A-D	4.76%	#^	11/15/2024	1,955,252
2,750,000	Galaxy Ltd., Series 2012-14X-E	5.76%	#	11/15/2024	2,595,415
3,000,000	Galaxy Ltd., Series 2014-18A-D2	4.62%	#^	10/15/2026	2,815,662
5,000,000	Galaxy Ltd., Series 2014-18A-E2	6.62%	#^	10/15/2026	4,388,522
10,000,000	GoldenTree Loan Opportunities Ltd., Series 2015-10A-E1	6.28%	#^	07/20/2027	8,811,966
2,000,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1A-D	5.86%	#^	08/15/2023	1,828,420
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	3.82%	#^	04/28/2025	896,582
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D	5.32%	#^	04/28/2025	755,431
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-E	6.07%	#^	04/28/2025	736,166
3,500,000	LCM LP, Series 14A-E	4.97%	#^	07/15/2025	2,904,587
3,500,000	LCM LP, Series 14A-F	5.47%	#^	07/15/2025	2,683,449
7,000,000	LCM LP, Series 19A-E1	6.77%	#^	07/15/2027	6,340,218
2,500,000	Madison Park Funding Ltd., Series 2014-13X-E	5.32%	#	01/19/2025	2,063,426
10,022,500	Madison Park Funding Ltd., Series 2015-18A-E2	6.66%	#^	10/21/2027	9,087,094
9,500,000	Magnetite Ltd., Series 2012-7A-D	5.57%	#^	01/15/2025	8,785,975
5,250,000	North End Ltd., Series 2013-1A-D	3.82%	#^	07/17/2025	4,829,621
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-D	3.67%	#^	07/17/2025	1,824,765
9,500,000	Octagon Investment Partners Ltd., Series 2013-1A-E	4.82%	#^	07/17/2025	7,648,838
2,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D	6.96%	#^	11/14/2026	1,803,569
1,000,000	Venture Ltd., Series 2012-10A-D	4.52%	#^	07/20/2022	971,918
3,000,000	Venture Ltd., Series 2012-12A-E	5.71%	#^	02/28/2024	2,525,128
4,000,000	Venture Ltd., Series 2013-14A-D	4.16%	#^	08/28/2025	3,667,190
7,000,000	WhiteHorse Ltd., Series 2012-1A-B1L	4.58%	#^	02/03/2025	6,671,185
1,250,000	WhiteHorse Ltd., Series 2012-1A-B2L	5.58%	#^	02/03/2025	1,065,058
1,600,000	WhiteHorse Ltd., Series 2012-1A-B3L	6.83%	#^	02/03/2025	974,608
3,250,000	WhiteHorse Ltd., Series 2013-1A-B1L	4.08%	#^	11/24/2025	3,016,988
2,500,000	Wind River Ltd., Series 2013-2A-D	3.92%	#^	01/18/2026	2,280,810
2,500,000	Wind River Ltd., Series 2013-2A-E	5.07%	#^	01/18/2026	1,936,296

Total Collateralized Loan Obligations (Cost $171,341,298)					155,867,294

Foreign Corporate Bonds - 62.6%
26,900,000	Aeropuertos Dominicanos	9.75%	#	11/13/2019	28,110,500
8,000,000	AES El Salvador Trust	6.75%	^	03/28/2023	7,180,000
19,000,000	AES El Salvador Trust	6.75%		03/28/2023	17,052,500
24,850,000	Ajecorp B.V.	6.50%		05/14/2022	10,809,750
10,800,000	Altice Finance S.A.	7.75%	^	07/15/2025	9,909,000
6,352,941	Ardagh Packaging Finance	7.00%	^	11/15/2020	6,273,530
99,864	Autopistas del Nordeste Ltd.	9.39%		01/15/2026	95,994
13,000,000	Avianca Holdings S.A.	8.38%		05/10/2020	8,482,500
27,000,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	17,617,500
10,310,000	Banco Continental SAECA	8.88%		10/15/2017	10,529,087
9,872,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	9,731,176
15,700,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	15,476,039
40,000,000	Banco do Brasil S.A.	9.25%	#†	04/15/2023	29,650,000
6,350,000	Banco do Brasil S.A.	9.00%	#^†	06/18/2024	4,191,000
3,460,000	Banco Regional SAECA	8.13%		01/24/2019	3,537,850
2,350,000	Banco Regional SAECA	8.13%	^	01/24/2019	2,402,875
10,000,000	Bantrab Senior Trust	9.00%	^	11/14/2020	9,650,000
22,700,000	BR Malls International Finance Ltd.	8.50%	†	01/21/2016	17,706,000
25,600,000	Braskem Finance Company	7.13%		07/22/2041	19,200,000
8,700,000	Braskem Finance Ltd.	7.38%	†	10/29/2049	6,699,000
6,100,000	Camposol S.A.	9.88%		02/02/2017	4,544,500
9,400,000	Camposol S.A.	9.88%	^	02/02/2017	7,003,000
3,700,000	Cemex S.A.B. de C.V.	5.70%		01/11/2025	3,103,375
9,772,000	Cencosud S.A.	6.63%	^	02/12/2045	8,635,233
7,310,000	Cencosud S.A.	6.63%		02/12/2045	6,459,635
18,230,000	CFG Investment S.A.C.	9.75%	Ω	07/30/2019	8,750,400
22,000,000	CIMPOR Financial Operations B.V.	5.75%		07/17/2024	14,850,000
32,000,000	Colombia Telecomunicaciones S.A.	8.50%	#^†	03/31/2050	27,600,000
30,900,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	28,968,750
7,000,000	Concordia Healthcare Corporation	7.00%	^	04/15/2023	6,107,500
29,350,000	CorpGroup Banking S.A.	6.75%		03/15/2023	27,258,813
21,860,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	18,034,500
18,100,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	14,615,750
10,300,000	Credito Real S.A.B. de C.V.	7.50%		03/13/2019	10,248,500
13,000,000	Credito Real S.A.B. de C.V.	7.50%	^	03/13/2019	12,935,000
38,600,000	Digicel Ltd.	8.25%		09/30/2020	32,038,000
5,000,000	Digicel Ltd.	7.13%		04/01/2022	3,775,000
5,000,000	Digicel Ltd.	7.13%	^	04/01/2022	3,775,000
6,100,000	Ecopetrol S.A.	7.38%		09/18/2043	5,139,250
18,500,000	Ecopetrol S.A.	5.88%		05/28/2045	13,227,500
5,000,000	Far East Capital Ltd. S.A.	8.75%		05/02/2020	3,032,500
13,000,000	Far East Capital Ltd. S.A.	8.75%	^	05/02/2020	7,884,500
7,800,000	Financiera Independencia S.A.B. de .C.V.	7.50%	^	06/03/2019	7,234,500
8,800,000	Financiera Independencia S.A.B. de C.V	7.50%		06/03/2019	8,162,000
20,000,000	Freeport-McMoRan Copper & Gold, Inc.	5.40%		11/14/2034	10,700,000
25,400,000	Freeport-McMoRan Copper & Gold, Inc.	5.45%		03/15/2043	13,335,000
9,765,000	GeoPark Latin America Ltd.	7.50%	^	02/11/2020	6,859,912
10,235,000	GeoPark Latin America Ltd.	7.50%		02/11/2020	7,190,088
11,772,000	GFL Environmental, Inc.	7.88%	^	04/01/2020	11,713,140
6,000,000	Gol Finance, Inc.	8.75%	†	07/05/2049	1,866,000
13,000,000	Gol LuxCo S.A.	8.88%	^	01/24/2022	5,720,000
6,000,000	Gol LuxCo S.A.	8.88%		01/24/2022	2,640,000
17,000,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	17,510,000
29,800,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	26,671,000
10,000,000	Grupo Famsa S.A.B. de C.V.	7.25%	^	06/01/2020	8,650,000
695,000	Grupo Famsa Sa De Cv	7.25%		06/01/2020	601,175
14,700,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	14,626,500
5,800,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	5,771,000
22,000,000	Grupo Papelero Scribe, S.A.	8.88%		04/07/2020	19,910,000
26,000,000	Grupo Posadas S.A.B. de C.V.	7.88%	^	06/30/2022	24,992,500
24,500,000	GTL Trade Finance, Inc.	7.25%		04/16/2044	15,925,000
19,000,000	Inkia Energy Ltd.	8.38%		04/04/2021	18,601,000
5,622,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	5,503,938
15,000,000	Instituto Costarricense de Electricidad	6.38%	^	05/15/2043	11,325,000
11,800,000	Instituto Costarricense de Electricidad	6.38%		05/15/2043	8,909,000
10,000,000	Intelsat S.A.	7.75%		06/01/2021	4,700,000
6,000,000	Latam Airlines Group S.A.	7.25%	^	06/09/2020	5,385,000
5,800,000	LBC Tank Terminals Holding B.V.	6.88%	^	05/15/2023	5,771,000
8,525,000	Lundin Mining Corporation	7.50%	^	11/01/2020	8,013,500
7,500,000	Lundin Mining Corporation	7.88%	^	11/01/2022	6,918,750
23,000,000	Magnesita Finance Ltd.	8.63%	†	04/05/2017	12,650,000
24,000,000	Marfrig Holdings B.V.	8.38%		05/09/2018	23,160,000
12,650,000	Marfrig Overseas Ltd.	9.50%		05/04/2020	12,460,250
7,600,000	Millicom International Cellular S.A.	6.00%		03/15/2025	6,498,000
13,168,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	12,180,400
17,500,000	Minerva Luxembourg S.A.	8.75%	#^†	04/03/2019	16,187,500
990,000	Minerva Luxembourg S.A.	12.25%		02/10/2022	1,004,850
14,970,000	Minerva Luxembourg S.A.	7.75%		01/31/2023	14,146,650
20,000,000	Noble Group Ltd.	6.00%	#†	06/24/2049	8,187,500
29,000,000	OAS Financial Ltd.	8.88%	#^†Ω	04/25/2018	1,595,000
4,784,000	OAS Financial Ltd.	8.88%	#†Ω	04/29/2049	263,120
28,000,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	14,490,000
5,000,000	Odebrecht Finance Ltd.	7.50%	†	09/29/2049	2,706,250
1,500,000	Pacific Rubiales Energy Corporation	7.25%	^	12/12/2021	307,500
12,500,000	Pacific Rubiales Energy Corporation	7.25%		12/12/2021	2,562,500
14,200,000	Pacific Rubiales Energy Corporation	5.13%		03/28/2023	2,911,000
19,800,000	Pacific Rubiales Energy Corporation	5.63%	^	01/19/2025	4,059,000
5,200,000	Pacific Rubiales Energy Corporation	5.63%		01/19/2025	1,066,000
15,000,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	9,375,000
3,500,000	Petra Diamonds PLC	8.25%	^	05/31/2020	2,878,750
17,200,000	Petrobras Global Finance B.V.	6.75%		01/27/2041	11,094,000
5,000,000	Petroleos Mexicanos	5.50%		06/27/2044	3,786,700
8,800,000	Reliance Intermediate Holdings LP	6.50%	^	04/01/2023	9,196,000
15,119,000	Sappi Papier Holding GmbH	7.50%	^	06/15/2032	13,947,277
7,500,000	Sappi Papier Holding GmbH	7.50%		06/15/2032	6,918,750
7,490,000	Seven Generations Energy Ltd.	8.25%	^	05/15/2020	6,778,450
12,000,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	11,520,000
8,170,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%		11/07/2021	7,843,200
11,400,000	Southern Copper Corporation	6.75%		04/16/2040	9,793,717
11,730,000	Southern Copper Corporation	5.88%		04/23/2045	9,029,731
5,423,000	Teine Energy Ltd.	6.88%	^	09/30/2022	4,392,630
20,000,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	18,350,000
2,770,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	1,911,300
28,007,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	16,454,112
8,000,000	Unifin Financiera S.A.P.I. de C.V.	6.25%		07/22/2019	7,400,000
12,000,000	Unifin Financiera S.A.P.I. de C.V.	6.25%	^	07/22/2019	11,100,000
26,000,000	Vedanta Resources PLC	8.25%		06/07/2021	15,254,096
16,600,000	Vedanta Resources PLC	7.13%	^	05/31/2023	9,162,835
12,000,000	VimpelCom Holdings B.V.	7.50%		03/01/2022	12,060,000
15,000,000	VimpelCom Holdings B.V.	5.95%		02/13/2023	13,890,150
3,000,000	Volcan Cia Minera S.A.A.	5.38%		02/02/2022	1,920,000
12,000,000	VTR Finance B.V.	6.88%		01/15/2024	11,070,000

Total Foreign Corporate Bonds (Cost $1,493,171,149)					1,149,058,228

Municipal Bonds - 1.8%
45,000,000	Commonwealth of Puerto Rico	8.00%		07/01/2035	32,737,500

Total Municipal Bonds (Cost $38,047,223)					32,737,500

Non-Agency Commercial Mortgage Backed Obligations - 15.1%
9,948,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	9,973,007
10,000,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	7,892,008
99,407,940	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.45%	#I/O	02/10/2048	9,403,077
3,438,112	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-E	3.75%	^	08/10/2047	2,501,914
3,929,315	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^	08/10/2047	2,222,421
7,367,549	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^¥	08/10/2047	2,280,993
14,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	#^¥	08/10/2047	–
30,000,000	Great Wolf Trust, Series 2015-WFMZ-M	7.18%	#^	05/15/2032	28,708,869
17,730,000	GS Mortgage Securities Corporation, Series 2014-GC20-E	4.37%	#^	04/10/2047	13,823,330
65,010,362	GS Mortgage Securities Corporation, Series 2014-GC20-XD	1.19%	#^I/O	04/10/2047	4,806,002
4,100,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-C1-F	5.42%	#^	01/12/2037	4,050,093
3,990,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-FL6-FMS1	3.63%	#^	11/15/2031	3,937,855
3,649,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-FL6-FMS2	4.28%	#^	11/15/2031	3,603,024
14,113,175	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	#^	04/15/2047	10,783,877
7,840,900	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	#^	04/15/2047	4,267,802
25,090,332	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	#^¥	04/15/2047	7,002,712
12,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-E	3.90%	#	08/16/2047	8,473,975
55,727,164	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XD	0.76%	#I/O	08/16/2047	2,690,468
81,262,822	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.18%	#I/O	01/15/2048	5,295,890
12,020,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-E	2.81%	#^	02/15/2048	7,478,031
24,531,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XE	1.54%	#^I/O	02/15/2048	2,715,930
19,000,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	19,209,604
14,068,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1-B	5.57%	#	02/12/2039	13,975,441
11,815,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AJ	5.44%		03/15/2044	11,735,939
25,305,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	5.95%	#	02/15/2051	25,827,918
3,937,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-B	5.95%	#	02/15/2051	3,942,771
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-E	3.25%	^	08/17/2050	3,362,955
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XC	1.64%	#^I/O	08/17/2050	538,831
12,175,807	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XD	1.64%	#^I/O	08/17/2050	1,175,189
18,361,980	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-E	4.22%	#^	06/17/2048	12,994,773
9,180,600	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-F	4.22%	#^	06/17/2048	5,382,586
39,018,814	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-G	4.22%	#^¥	06/17/2048	12,844,994
21,973,000	WFRBS Commercial Mortgage Trust, Series 2014-LC14-E	3.50%	#^	03/15/2047	15,996,650
87,892,034	WFRBS Commercial Mortgage Trust, Series 2014-LC14-XC	1.49%	#^I/O	03/15/2047	8,629,029

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $284,327,352)					277,527,958

Non-Agency Residential Collateralized Mortgage Obligations - 4.9%
16,176,977	PFCA Home Equity Investment Trust, Series 2002-IFC2-A	4.43%	#^	10/22/2033	14,866,116
35,283,248	PFCA Home Equity Investment Trust, Series 2003-IFC3-A	4.52%	#^	08/22/2034	34,375,061
37,998,659	PFCA Home Equity Investment Trust, Series 2003-IFC4-A	4.21%	#^	10/22/2034	36,539,290
3,703,313	Wachovia Mortgage Loan Trust, Series 2007-A-4A1	6.08%	#	03/20/2037	3,359,223

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $89,020,300)					89,139,690

US Corporate Bonds - 23.4%
13,605,000	Affinia Group, Inc.	7.75%		05/01/2021	13,915,194
1,750,000	Agricola Senior Trust	6.75%	^	06/18/2020	1,748,180
11,840,000	Ahern Rentals, Inc.	7.38%	^	05/15/2023	9,620,000
3,955,000	Air Medical Merger Sub Corporation	6.38%	^	05/15/2023	3,539,725
8,000,000	American Eagle Energy Corporation	11.00%	^Ω	09/01/2019	600,000
14,522,000	American Tire Distributors, Inc.	10.25%	^	03/01/2022	13,360,240
8,253,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	8,203,482
12,315,000	BMC Software Finance, Inc.	8.13%	^	07/15/2021	8,235,656
8,000,000	Builders Firstsource, Inc.	10.75%	^	08/15/2023	7,980,000
3,900,000	Chemours Company	7.00%	^	05/15/2025	2,671,500
475,000	Cloud Peak Energy Resources LLC	6.38%		03/15/2024	142,500
6,905,000	Constellis Holdings LLC	9.75%	^	05/15/2020	5,696,625
12,000,000	Coveris Holdings S.A.	7.88%	^	11/01/2019	10,530,000
14,045,000	Crimson Merger Sub, Inc.	6.63%	^	05/15/2022	9,655,937
4,005,000	Energy Gulf Coast, Inc.	11.00%	^	03/15/2020	1,411,762
1,130,000	Energy Gulf Coast, Inc.	7.50%		12/15/2021	128,537
2,250,000	Energy Gulf Coast, Inc.	6.88%		03/15/2024	258,750
11,710,000	Energy Partners Ltd.	8.25%		02/15/2018	3,161,700
13,460,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	13,056,200
9,791,000	EP Energy LLC	9.38%		05/01/2020	6,290,717
13,025,000	Expo Event Transco, Inc.	9.00%	^	06/15/2021	12,634,250
3,395,000	First Data Corporation	7.00%	^	12/01/2023	3,403,488
4,200,000	Frontier Communications Corporation	11.00%	^	09/15/2025	4,168,500
14,987,000	Gates Global LLC	6.00%	^	07/15/2022	10,865,575
6,340,000	Gray Television, Inc.	7.50%		10/01/2020	6,538,125
5,182,000	HD Supply, Inc.	7.50%		07/15/2020	5,415,190
6,410,000	Hexion Finance Corporation	6.63%		04/15/2020	5,047,875
11,060,000	Hillman Group, Inc.	6.38%	^	07/15/2022	9,235,100
9,400,000	Infor, Inc.	6.50%	^	05/15/2022	7,966,500
7,775,000	Italics Merger Sub, Inc.	7.13%	^	07/15/2023	7,075,250
9,575,000	KB Home	7.63%		05/15/2023	9,503,188
5,000,000	Kindred Healthcare, Inc.	8.75%		01/15/2023	4,618,750
9,000,000	Kronos Acquisition Holdings, Inc.	9.00%	^	08/15/2023	7,740,000
16,075,000	Legacy Reserves LP	6.63%		12/01/2021	3,456,125
15,350,000	Memorial Production Partners LP	7.63%		05/01/2021	4,681,750
8,984,000	Midas Intermediate Holdco LLC	7.88%	^	10/01/2022	8,085,600
7,360,000	Navient Corporation	8.00%		03/25/2020	7,290,080
8,535,000	Neiman Marcus Group Ltd.	8.00%	^	10/15/2021	6,358,575
5,000,000	Neptune Finco Corporation	10.88%	^	10/15/2025	5,250,000
10,450,000	Omega LLC	8.75%	^	07/15/2023	9,692,375
14,500,000	Onex York Acquisition Corporation	8.50%	^	10/01/2022	11,944,375
7,135,000	OPE KAG Finance Sub, Inc.	7.88%	^	07/31/2023	7,108,244
8,290,000	Plastipak Holdings, Inc.	6.50%	^	10/01/2021	8,041,300
6,500,000	Post Holdings, Inc.	8.00%	^	07/15/2025	6,906,250
6,405,000	RCN Telecom Services LLC	8.50%	^	08/15/2020	6,493,069
10,920,000	Reynolds Group Issuer LLC	8.25%		02/15/2021	10,565,100
14,200,000	Sanchez Energy Corporation	7.75%		06/15/2021	8,733,000
10,970,000	Sandridge Energy, Inc.	8.75%	^	06/01/2020	3,345,850
9,101,000	Scientific Games International, Inc.	7.00%	^	01/01/2022	8,736,960
11,956,000	Select Medical Corporation	6.38%		06/01/2021	10,521,280
9,300,000	Signode Industrial Group, Inc.	6.38%	^	05/01/2022	7,951,500
14,787,000	Southern Graphics, Inc.	8.38%	^	10/15/2020	14,934,870
12,015,000	SUPERVALU, Inc.	6.75%		06/01/2021	10,933,650
3,575,000	Team Health, Inc.	7.25%	^	12/15/2023	3,709,063
2,135,000	T-Mobile USA, Inc.	6.50%		01/15/2026	2,160,599
12,900,000	TransDigm, Inc.	6.50%		07/15/2024	12,893,550
19,790,000	Triangle USA Petroleum Corporation	6.75%	^	07/15/2022	6,134,900
11,000,000	Ultra Petroleum Corporation	6.13%	^	10/01/2024	2,557,500
4,900,000	Univar, Inc.	6.75%	^	07/15/2023	4,483,500
3,925,000	Viking Cruises Ltd.	6.25%	^	05/15/2025	3,238,125
8,460,000	WCI Communities, Inc.	6.88%		08/15/2021	8,930,545
12,275,000	Woodside Homes Company LLC	6.75%	^	12/15/2021	10,617,875

Total US Corporate Bonds (Cost $547,210,452)					430,174,106

US Government / Agency Mortgage Backed Obligations - 11.1%
18,849,331	Federal Home Loan Mortgage Corporation, Series 3631-SJ	5.91%	#I/FI/O	02/15/2040	3,594,993
27,420,587	Federal Home Loan Mortgage Corporation, Series 3770-SP	6.17%	#I/FI/O	11/15/2040	3,137,129
47,413,432	Federal Home Loan Mortgage Corporation, Series 3980-SX	6.17%	#I/FI/O	01/15/2042	9,742,503
11,418,271	Federal Home Loan Mortgage Corporation, Series 4203-US	5.50%	#I/F	05/15/2033	10,845,776
18,491,880	Federal Home Loan Mortgage Corporation, Series 4212-NS	5.00%	#I/F	06/15/2043	16,163,576
7,996,474	Federal Home Loan Mortgage Corporation, Series 4236-SC	11.35%	#I/F	08/15/2043	8,642,380
8,988,906	Federal National Mortgage Association, Series 2006-83-SH	6.14%	#I/FI/O	09/25/2036	1,848,179
16,952,262	Federal National Mortgage Association, Series 2007-22-S	6.33%	#I/FI/O	03/25/2037	3,154,887
37,257,746	Federal National Mortgage Association, Series 2010-123-SK	5.63%	#I/FI/O	11/25/2040	6,991,025
1,993,991	Federal National Mortgage Association, Series 2012-140-SC	7.14%	#I/F	12/25/2042	2,019,995
47,019,860	Federal National Mortgage Association, Series 2012-52-PS	6.16%	#I/FI/O	05/25/2042	9,505,262
24,940,412	Federal National Mortgage Association, Series 2013-55-US	5.37%	#I/F	06/25/2043	21,609,490
48,176,554	Federal National Mortgage Association, Series 2013-58-KS	5.29%	#I/F	06/25/2043	43,688,903
25,406,537	Federal National Mortgage Association, Series 2013-58-SC	5.37%	#I/F	06/25/2043	23,354,629
40,056,185	Federal National Mortgage Association, Series 2013-64-SH	5.37%	#I/F	06/25/2043	36,135,774
3,466,845	Federal National Mortgage Association, Series 2013-82-SB	11.08%	#I/F	08/25/2043	3,744,698

Total US Government / Agency Mortgage Backed Obligations (Cost $211,827,077)					204,179,199

Short Term Investments - 1.3%
7,715,128	BlackRock Liquidity Funds FedFund - Institutional Shares	0.16%	¿		7,715,128
7,715,129	Fidelity Institutional Money Market Government Portfolio - Class I	0.12%	¿		7,715,129
7,715,129	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.16%	¿		7,715,129

Total Short Term Investments (Cost $23,145,386)					23,145,386

Total Investments - 143.7% (Cost $3,150,781,096) ‡					2,636,188,522
Liabilities in Excess of Other Assets - (43.7)%					(802,180,881)

NET ASSETS - 100.0%					$ 1,834,007,641

#	Variable rate security. Rate disclosed as of December 31, 2015.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2015, the value of these securities amounted to $1,051,868,907 or 57.4% of net assets.

†	Perpetual Maturity

Ω	Issuer is in default of interest payments.

I/O	Interest only security

¥	Illiquid security. At December 31, 2015, the value of these securities amounted to $22,128,699 or 1.2% of net assets.

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

¿	Seven-day yield as of December 31, 2015

‡	All securities have been segregated for the benefit of the counterparty as collateral for line of credit.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Tax Cost of Investments	$3,155,894,355

Gross Tax Unrealized Appreciation	18,304,406
Gross Tax Unrealized Depreciation	(538,010,239)

Net Tax Unrealized Appreciation (Depreciation)	$(519,705,833)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	62.6%
US Corporate Bonds	23.4%
Non-Agency Commercial Mortgage Backed Obligations	15.1%
Bank Loans	15.0%
US Government / Agency Mortgage Backed Obligations	11.1%
Collateralized Loan Obligations	8.5%
Non-Agency Residential Collateralized Mortgage Obligations	4.9%
Municipal Bonds	1.8%
Short Term Investments	1.3%
Other Assets and Liabilities	(43.7)%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	78.7%
Brazil	13.9%
Mexico	12.0%
Peru	7.2%
Colombia	4.9%
Chile	4.0%
Canada	3.6%
Dominican Republic	2.9%
Jamaica	2.2%
Russia	2.0%
Paraguay	1.9%
India	1.8%
Luxembourg	1.5%
El Salvador	1.3%
Indonesia	1.3%
South Africa	1.1%
Costa Rica	1.1%
Netherlands	0.6%
Guatemala	0.5%
China	0.4%
Ireland	0.3%
Australia	0.3%
United Kingdom	0.2%
Other Assets and Liabilities	(43.7)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	15.1%
US Government / Agency Mortgage Backed Obligations	11.1%
Collateralized Loan Obligations	8.5%
Oil & Gas	8.4%
Telecommunications	7.9%
Consumer Products	7.3%
Building and Development (including Steel/Metals)	7.1%
Mining	6.3%
Non-Agency Residential Collateralized Mortgage Obligations	4.9%
Transportation	4.8%
Utilities	4.8%
Banking	4.7%
Finance	4.6%
Media	4.2%
Business Equipment and Services	3.8%
Chemicals/Plastics	3.4%
Electronics/Electric	3.3%
Automotive	3.1%
Retailers (other than Food/Drug)	2.9%
Hotels/Motels/Inns and Casinos	2.5%
Healthcare	2.4%
Containers and Glass Products	2.2%
Pulp & Paper	2.2%
Food/Drug Retailers	1.8%
Municipal Bond	1.8%
Industrial Equipment	1.6%
Construction	1.6%
Technology	1.4%
Insurance	1.4%
Short Term Investments	1.3%
Aerospace and Defense	1.3%
Food Products	1.0%
Real Estate	1.0%
Environmental Control	0.9%
Beverage and Tobacco	0.9%
Health Care Providers & Services	0.7%
Financial Intermediaries	0.6%
Cosmetics/Toiletries	0.4%
Pharmaceuticals	0.3%
Leisure	0.2%
Other Assets and Liabilities	(43.7)%

100.0%

Summary of Fair Value Disclosure

December 31, 2015 (Unaudited)

Security Valuation. The Fund has adopted accounting principles generally accepted in the United States of America (“US GAAP”) fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values would be categorized as Level 3.

Fixed-income class	Examples of Standard Inputs
All

Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. As of December 31, 2015, the Fund did not hold any investments in private investment funds.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee and the Pricing Group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 20151:

Category

Investments in Securities
Level 1
Money Market Funds	$23,145,386

Total Level 1	23,145,386
Level 2
Foreign Corporate Bonds	1,149,058,228
US Corporate Bonds	430,174,106
Bank Loans	274,359,161
Non-Agency Commercial Mortgage Backed Obligations	243,526,450
US Government / Agency Mortgage Backed Obligations	204,179,199
Collateralized Loan Obligations	155,867,294
Non-Agency Residential Collateralized Mortgage Obligations	89,139,690
Municipal Bonds	32,737,500

Total Level 2	2,579,041,628
Level 3
Non-Agency Commercial Mortgage Backed Obligations	34,001,508

Total Level 3	34,001,508

Total	$2,636,188,522

See the Schedule of Investments for further disaggregation of investment categories.

1 There were no transfers into and out of Levels 1, 2 or 3 during the period ended December 31, 2015.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 9/30/2015	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 12/31/2015	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2015[3]
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$34,296,163	$-	$(511,111)	$216,456	$-	$-	$-	$-	$34,001,508	$(511,112)

Total	$34,296,163	$-	$(511,111)	$216,456	$-	$-	$-	$-	$34,001,508	$(511,112)

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at December 31, 2015 may be due to a security that was not held or categorized as Level 3 at either period end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2015 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input

Non-Agency Commercial Mortgage Backed Obligations	$34,001,508	Market Comparables	Yields	10.69% - 18.28%	Increase in yields would result in the decrease in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Income Solutions Fund

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date               February 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Ronald R. Redell

  Ronald R. Redell, President and Chief Executive Officer

Date               February 24, 2016

By (Signature and Title)          /s/ Susan Nichols

 Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date               February 24, 2016